Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Sustainable Advantage Global Equity Fund	Oct. 31, 2024 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 618
Expense Example, with Redemption, 3 Years	1,056
Expense Example, with Redemption, 5 Years	1,756
Expense Example, with Redemption, 10 Years	3,613
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	$ 3,051